Note 4 - Income Taxes - Computation of Provision (benefits) Income Taxes from Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%
Increase/(Decrease) due to:
State Taxes - Net of federal benefit	5.80%	7.08%
Permanent Differences:
Key man life insurance	(0.01%)	(0.01%)
R&D, taken as a credit	(0.29%)	(0.51%)
Adjustment to fair value of derivative	0.37%	3.04%
PPP Loan Forgiveness	0.60%	0.00%
Other	(1.41%)	0.51%
Change in Valuation Allowance	(26.06%)	(31.11%)
Total Income Tax Provision / Benefit	0.00%	0.00%